Taxes - Components of the deferred tax (Details) $ in Thousands	12 Months Ended
Oct. 31, 2022 CAD ($)
Components of the deferred tax
Deferred income tax asset (liability) beginning of year	$ (8,577)
Acquired business combination	(3,429)
Recognized in earnings	3,170
OCI	(767)
Deferred income tax asset (liability) end of year	(9,603)
Capital assets
Components of the deferred tax
Deferred income tax asset (liability) beginning of year	(12,277)
Acquired business combination	(2,424)
Recognized in earnings	4,468
OCI	(774)
Deferred income tax asset (liability) end of year	(11,007)
Right-of-use assets/liabilities
Components of the deferred tax
Deferred income tax asset (liability) beginning of year	451
Recognized in earnings	365
OCI	7
Deferred income tax asset (liability) end of year	824
Other
Components of the deferred tax
Deferred income tax asset (liability) beginning of year	3,100
Acquired business combination	347
Recognized in earnings	(1,041)
Deferred income tax asset (liability) end of year	2,405
Non-capital loss carry-forwards
Components of the deferred tax
Deferred income tax asset (liability) beginning of year	19,044
Acquired business combination	88
Recognized in earnings	7,173
Deferred income tax asset (liability) end of year	26,305
Tax benefits not recognized
Components of the deferred tax
Deferred income tax asset (liability) beginning of year	(18,895)
Acquired business combination	(1,440)
Recognized in earnings	(7,796)
Deferred income tax asset (liability) end of year	(28,131)
Provision for obsolescence
Components of the deferred tax
Deferred income tax asset (liability) beginning of year	(8,577)
Acquired business combination	(3,429)
Recognized in earnings	3,170
OCI	(767)
Deferred income tax asset (liability) end of year	$ (9,603)